FORWARD PURCHASE AGREEMENT (Details) - USD ($)					3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 08, 2021	Nov. 28, 2021	Jun. 13, 2021	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued (in shares)	66,915,204	15,554,790			66,915,204	66,915,204	66,647,242	9,392,361
Share price (in dollars per share)			$ 7.00	$ 10.00
Exercise of stock, price per share return (in dollars per share)			10.00
Sale of stock, VWAP trigger price floor (in dollars per share)			$ 5.00
Number of shares issued (in shares)		3,250,000		3,250,000
Common Class A | ACM
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued (in shares)			6,504,768
Gross proceeds of common stock						$ 6,878,000
Number of shares issued (in shares)	734,702				233,593	734,702	501,109
ACM
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price (in dollars per share)			$ 7.00
Share price (in dollars per share)			$ 12.00
ACM | Common Class A
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued (in shares)			6,504,768
Gross proceeds of common stock	$ 6,878,000		$ 65,062,414		$ 1,866,000	$ 6,878,000	$ 5,012,225
Share price (in dollars per share)			$ 10.00
Number of trading days			20 days
Number of consecutive trading days			30 days
Sale of stock, VWAP trigger price floor (in dollars per share)			$ 5.00
Fees per share (in dollars per share)			$ 0.20